Commitments and Contingencies - Company's Outstanding Contractual Commitments (Detail) $ in Thousands	Dec. 31, 2016 USD ($)
Commitments to purchase mortgage loans:
Commitments to purchase mortgage loans acquired for sale	$ 1,420,468
Commitments to fund Deposits securing credit risk transfer agreements	$ 92,109